SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events
SUBSEQUENT EVENTS

NOTE 37 SUBSEQUENT EVENTS

ITAÚ CORPBANCA

In the Annual Ordinary Shareholders’ Meeting held on March 27, 2018, the Bank’s shareholders agreed to distribute a dividend equal to 40% of 2017’s net income, which represents an aggregate amount equal to Ch$22,978,721,573, payable to the holders of the Bank’s 512,406,760,091 total outstanding shares in a proportion of Ch$0.044844469 per share.

Between January 1, 2018, and April 6, 2018 the date of issuance of these Consolidated Financial Statements, there have been no other events after the reporting period that could affect the presentation and/or results of the Financial Statements.